Leases (Tables)	Nov. 18, 2019
Leases [Abstract]
Lease Assets and Liabilities Recorded in Consolidated Balance Sheets
At March 31, 2019, the Companies had the following lease assets and liabilities recorded in the Consolidated Balance Sheets:

March 31, 2019
(millions)
Dominion Energy
Lease assets:
Operating lease assets	$486
Finance lease assets (1)	79

Total lease assets	$565

Lease liabilities:
Operating lease liabilities (2)	$62
Finance lease liabilities (3)	14

Total lease liabilities - current	76

Operating lease liabilities	418
Finance lease liabilities (4)	66

Total lease liabilities - noncurrent	484

Total lease liabilities	$560

Virginia Power
Operating lease assets	$202
Finance lease assets (1)	8

Total lease assets	$210

Lease liabilities:
Operating lease liabilities (2)	$33
Finance lease liabilities (3)	2

Total lease liabilities - current	35

Operating lease liabilities	169
Finance lease liabilities (4)	5

Total lease liabilities - noncurrent	174

Total lease liabilities	$209

Dominion Energy Gas
Operating lease assets	$41
Finance lease assets (1)	1

Total lease assets (5)	$42

Lease liabilities:
Operating lease liabilities (2)	$6
Finance lease liabilities (3)	—

Total lease liabilities - current	6

Operating lease liabilities	33
Finance lease liabilities (4)	2

Total lease liabilities - noncurrent	35

Total lease liabilities (5)	$41

(1)
Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $29 million, $2 million and $1 million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at March 31, 2019.

(2)	Included in other current liabilities in the Companies’ Consolidated Balance Sheets.
(3)	Included in securities due within one year in the Companies’ Consolidated Balance Sheets.
(4)	Included in long-term debt in the Companies’ Consolidated Balance Sheets.
(5)	Excludes $25 million of lease assets recorded in assets of discontinued operations and $25 million of lease liabilities recorded in liabilities of discontinued operations.

Summary of Total Lease Cost
For the three months ended March 31, 2019, total lease cost associated with the Companies’ lessee leasing arrangements consisted of the following:

Three Months Ended March 31, 2019
(millions)
Dominion Energy
Finance lease cost:
Amortization	$3
Interest	1
Operating lease cost	25
Short-term lease cost	6
Variable lease cost	2

Total lease cost	$37

Virginia Power
Operating lease cost	$10
Short-term lease cost	2
Variable lease cost	1

Total lease cost	$13

Dominion Energy Gas
Operating lease cost	$2
Short-term lease cost	1

Total lease cost	$3

Cash Paid for Amounts Included in Measurement of Lease Liabilities
For the three months ended March 31, 2019, cash paid for amounts included in the measurement of lease liabilities consisted of the following amounts, included in the Companies’ Consolidated Statements of Cash Flows:

Three Months Ended March 31, 2019
(millions)
Dominion Energy
Operating cash flows for finance leases	$1
Operating cash flows for operating leases	32
Financing cash flows for finance leases	3
Virginia Power
Operating cash flows for operating leases	13
Dominion Energy Gas
Operating cash flows for operating leases	3

Weighted Average Remaining Lease Term and Weighted Discounted Rate for Finance and Operating Leases
At March 31, 2019, the weighted average remaining lease term and weighted discount rate for the Companies’ finance and operating leases were as follows:

March 31, 2019
Dominion Energy
Weighted average remaining lease term - finance leases	7 years
Weighted average remaining lease term - operating leases	21 years
Weighted average discount rate - finance leases	4.66%
Weighted average discount rate - operating leases	4.61%
Virginia Power
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	16 years
Weighted average discount rate - finance leases	4.99%
Weighted average discount rate - operating leases	4.47%
Dominion Energy Gas
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	9 years
Weighted average discount rate - finance leases	5.04%
Weighted average discount rate - operating leases	4.44%

Scheduled Maturities of Lease Liabilities
The Companies’ lease liabilities have the following scheduled maturities:

Maturity of Lease Liabilities	Dominion Energy		Virginia Power		Dominion Energy Gas (1)
(millions)	Operating	Finance	Operating	Finance	Operating	Finance
2019	$54	$14	$30	$2	$11	$1
2020	66	16	36	1	13	1
2021	58	14	31	1	11	1
2022	49	12	24	1	9	1
2023	39	9	19	1	6	-
After 2023	532	33	162	2	24	1

Total undiscounted lease payments	798	98	302	8	74	5

Present value adjustment	(318)	(18)	(100)	(1)	(13)	(1)

Present value of lease liabilities	$480	$80	$202	$7	$61	$4

(1)	Includes amounts reflected in discontinued operations.